Long-term investments - Schedule Of Equity Method Investments (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Total consideration of long-term investment	$ 29,182	$ 7,300	$ 40,710